EQUITY (Details Narrative) - USD ($)														12 Months Ended
	Jun. 16, 2025	May 17, 2025	May 08, 2025	May 06, 2025	Mar. 07, 2025	May 16, 2024	May 09, 2024	May 06, 2024	Nov. 15, 2023	Nov. 07, 2023	Jan. 26, 2023	Oct. 22, 2022	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Aug. 06, 2026	Aug. 05, 2026	Apr. 21, 2026	Oct. 24, 2025	Jan. 26, 2025	Jan. 26, 2024	Nov. 06, 2023	Jun. 30, 2023	Jul. 31, 2021
Class of Stock [Line Items]
Common stock, voting rights												Class A common shares receive one vote each and Class B common shares receive ten votes each
Number of share cancelled									196
Common stock, shares outstanding														14,570,658
Common stock, shares outstanding															14,230,658
Number of shares issued, value															$ 282,917	$ 485,000
Stock based compensation expense															183,127	313,940
Stock Issued During Period, Value, New Issues															$ 5,879,390	$ 4,920,800
Stock options exercise purchase price														$ 20.0	$ 20.0	$ 20.0								$ 20.0
Statutory reserve description														Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC regulations until the reserve is equal to 50% of the entity’s registered capital.
Allocatiion to statutory reserve														$ 0	$ 0	$ 0
Restricted reserve														291,443	291,443
Dogness Intelligent Technology Co., Ltd [Member]
Class of Stock [Line Items]
Equity Method Investment, Ownership Percentage		19.50%
Warrant exercise price		$ 0.00001
Warrants exercised																			60,000	250,000
Dogness Intelligent Technology Co., Ltd [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Equity Method Investment, Ownership Percentage																	6.735%	19.50%
Common Stock [Member]
Class of Stock [Line Items]
Stock based compensation expense														$ 286,500	$ 282,917	$ 800,917
Prefunded Warrant [Member] | Dogness Intelligent Technology Co., Ltd [Member]
Class of Stock [Line Items]
Warrant outstanding		1,550,000
Warrant [Member] | Dogness Intelligent Technology Co., Ltd [Member]
Class of Stock [Line Items]
Warrant outstanding		2,000,000
Warrants and Rights Outstanding		$ 17,750,000
Mr Silong Chen [Member]
Class of Stock [Line Items]
Aggregated fair value of options granted											$ 941,813
Share-based payment award, fair value assumptions, method used											Black-Scholes pricing model
Dr. Yunhao Chen [Member]
Class of Stock [Line Items]
Share price											$ 19.4
Share-based payment award, fair value assumptions, risk free interest rate											4.17%
Share-based payment award fair value assumptions expected term											5 years
Share-based payment award, fair value assumptions, exercise price											$ 20.0
Share-based payment award, fair value assumptions, expected volatility rate											128.80%
Share-based payment award, fair value assumptions, expected dividend payments
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Net proceeds from transaction			$ 5,900,000			$ 4,900,000
Warrant exercise price														$ 0.00001
Modification expense										$ 239,308
Number of warrants were exercised																109,092
Net proceeds from warrant wxercises																$ 329,480
Warrant outstanding														3,240,000
Warrants weighted average remaining term														3 years 10 months 17 days
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrant outstanding																	30.5
Securities Purchase Agreement [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Shares issued, price per share																									$ 36.4
Number of warrants issued to purchase																									8,713
Warrants maturity date																									Jul. 15, 2024
Securities Purchase Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrant outstanding														3,050,000
Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Shares issued, price per share													$ 84.0
Number of warrants issued to purchase													109,092
Expiration date													Jun. 03, 2024
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized																							90,931,000
Common stock, par value														$ 0	$ 0								$ 0.002
Common stock, shares outstanding														5,501,658	5,161,658
Common Class A [Member] | Dogness Intelligent Technology Co., Ltd [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		250,000
Stock Issued During Period, Value, New Issues		$ 1,250,000
Warrant outstanding																			60,000	250,000
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued for services															50,000
Number of shares issued, value															$ 282,917	$ 485,000
Stock Issued During Period, Shares, New Issues															1,200,000	2,000,000
Stock Issued During Period, Value, New Issues															$ 5,879,390	$ 4,920,800
Common Class A [Member] | Consultant [Member]
Class of Stock [Line Items]
Shares issued for services	30,000
Common Class A [Member] | Silong Chen [Member]
Class of Stock [Line Items]
Shares issued for services											75,000
Number of shares issued, value											$ 1,455,000
Common Class A [Member] | Silong Chen [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Shares issued for services					50,000						25,000
Common Class A [Member] | Consultant [Member]
Class of Stock [Line Items]
Number of shares issued, value	$ 286,500
Common Class A [Member] | Mr Silong Chen [Member]
Class of Stock [Line Items]
Stock options grants to purchase											75,000
Stock options exercise purchase price											$ 20.0										$ 20.0	$ 20.0
Common Class A [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Issue and sell shares							2,000,000	1,200,000
Shares issued, price per share				$ 5.0			$ 2.50
Gross proceeds				$ 6,000,000.0			$ 5,000,000.0
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized																							19,069,000
Common stock, par value														$ 0	$ 0								$ 0.002
Common stock, shares outstanding														9,069,000	9,069,000
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued, value
Stock Issued During Period, Value, New Issues
Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized												100,000,000
Common stock, par value												$ 0.002
Minimum [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant exercise price										$ 3.02
Minimum [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized												90,931,000
Minimum [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized												9,069,000
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized												110,000,000
Common stock, par value												$ 0.002
Maximum [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant exercise price										$ 84.0
Maximum [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized												90,931,000
Maximum [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized												19,069,000